Equity (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in equity [Line Items]
Other reserves	$ 2,177,869	$ 1,558,844
Legal reserve [member]
Disclosure of changes in equity [Line Items]
Other reserves	1,426,151	1,269,680
Fiscal and statutory reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	512,632	289,164
Occasional reserves [member]
Disclosure of changes in equity [Line Items]
Other reserves	$ 239,086	$ 0